Long-Term Debt - Schedule of Noncurrent and Current Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current:
Term loans and other	$ 86	$ 753
Non-current:
Term loans and other	1,065	1,053
Total	$ 1,151	$ 1,806	$ 2,372